Subsidiary guarantee information - Income statement related (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Condensed consolidating statements of operations
Interest and dividend income	SFr 13,919	SFr 20,184	SFr 19,613
Interest expense	(7,971)	(13,167)	(12,604)
Net interest income	5,948	7,017	7,009
Commissions and fees	11,853	11,158	11,890
Trading revenues	3,295	1,739	624
Other revenues	1,293	2,570	1,397
Net revenues	22,389	22,484	20,920
Provision for credit losses	1,096	324	245
Compensation and benefits	9,890	10,036	9,620
General and administrative expenses	6,523	6,128	5,798
Commission expenses	1,256	1,276	1,259
Restructuring expenses	157		626
Total other operating expenses	7,936	7,404	7,683
Total operating expenses	17,826	17,440	17,303
Income/(loss) before taxes	3,467	4,720	3,372
Income tax expense/(benefit)	801	1,295	1,361
Net income/(loss)	2,666	3,425	2,011
Net income/(loss) attributable to noncontrolling interests	(3)	6	(13)
Net income/(loss) attributable to shareholders	2,669	3,419	2,024
Eliminations and consolidation adjustments
Condensed consolidating statements of operations
Interest and dividend income	(1,592)	(1,303)	(942)
Interest expense	1,596	1,307	877
Net interest income	4	4	(65)
Commissions and fees	(15)	64	122
Trading revenues	105	34	80
Other revenues	(2,945)	(3,788)	(2,120)
Net revenues	(2,851)	(3,686)	(1,983)
Provision for credit losses	4	0	0
Compensation and benefits	946	830	698
General and administrative expenses	(1,426)	(1,423)	(1,270)
Commission expenses	(2)	(1)	0
Restructuring expenses	35		98
Total other operating expenses	(1,393)	(1,424)	(1,172)
Total operating expenses	(447)	(594)	(474)
Income/(loss) before taxes	(2,408)	(3,092)	(1,509)
Income tax expense/(benefit)	109	(3)	226
Net income/(loss)	(2,517)	(3,089)	(1,735)
Net income/(loss) attributable to noncontrolling interests	(6)	(8)	(6)
Net income/(loss) attributable to shareholders	(2,511)	(3,081)	(1,729)
Group parent company
Condensed consolidating statements of operations
Interest and dividend income	1,633	1,307	932
Interest expense	(1,649)	(1,343)	(983)
Net interest income	(16)	(36)	(51)
Commissions and fees	18	23	26
Trading revenues	12	(68)	88
Other revenues	2,723	3,565	2,020
Net revenues	2,737	3,484	2,083
Provision for credit losses	0	0	0
Compensation and benefits	84	101	58
General and administrative expenses	(13)	(37)	0
Commission expenses	2	1	0
Restructuring expenses	0		0
Total other operating expenses	(11)	(36)	0
Total operating expenses	73	65	58
Income/(loss) before taxes	2,664	3,419	2,025
Income tax expense/(benefit)	(5)	0	1
Net income/(loss)	2,669	3,419	2,024
Net income/(loss) attributable to noncontrolling interests	0	0	0
Net income/(loss) attributable to shareholders	2,669	3,419	2,024
Bank
Condensed consolidating statements of operations
Interest and dividend income	13,878	20,180	19,623
Interest expense	(7,918)	(13,131)	(12,498)
Net interest income	5,960	7,049	7,125
Commissions and fees	11,850	11,071	11,742
Trading revenues	3,178	1,773	456
Other revenues	1,515	2,793	1,497
Net revenues	22,503	22,686	20,820
Provision for credit losses	1,092	324	245
Compensation and benefits	8,860	9,105	8,864
General and administrative expenses	7,962	7,588	7,068
Commission expenses	1,256	1,276	1,259
Restructuring expenses	122		528
Total other operating expenses	9,340	8,864	8,855
Total operating expenses	18,200	17,969	17,719
Income/(loss) before taxes	3,211	4,393	2,856
Income tax expense/(benefit)	697	1,298	1,134
Net income/(loss)	2,514	3,095	1,722
Net income/(loss) attributable to noncontrolling interests	3	14	(7)
Net income/(loss) attributable to shareholders	2,511	3,081	1,729
Bank | Credit Suisse (USA), Inc - Consolidated
Condensed consolidating statements of operations
Interest and dividend income	2,363	4,040	4,086
Interest expense	(2,549)	(4,191)	(4,210)
Net interest income	(186)	(151)	(124)
Commissions and fees	3,952	3,217	3,725
Trading revenues	436	543	474
Other revenues	2,006	2,058	2,006
Net revenues	6,208	5,667	6,081
Provision for credit losses	14	14	(1)
Compensation and benefits	2,627	2,772	2,653
General and administrative expenses	2,540	2,193	1,944
Commission expenses	225	213	229
Restructuring expenses	27		237
Total other operating expenses	2,792	2,406	2,410
Total operating expenses	5,419	5,178	5,063
Income/(loss) before taxes	775	475	1,019
Income tax expense/(benefit)	139	167	261
Net income/(loss)	636	308	758
Net income/(loss) attributable to noncontrolling interests	(2)	5	6
Net income/(loss) attributable to shareholders	638	303	752
Bank | Bank parent company and other subsidiaries | Eliminations and consolidation adjustments
Condensed consolidating statements of operations
Interest and dividend income	11,515	16,140	15,537
Interest expense	(5,369)	(8,940)	(8,288)
Net interest income	6,146	7,200	7,249
Commissions and fees	7,898	7,854	8,017
Trading revenues	2,742	1,230	(18)
Other revenues	(491)	735	(509)
Net revenues	16,295	17,019	14,739
Provision for credit losses	1,078	310	246
Compensation and benefits	6,233	6,333	6,211
General and administrative expenses	5,422	5,395	5,124
Commission expenses	1,031	1,063	1,030
Restructuring expenses	95		291
Total other operating expenses	6,548	6,458	6,445
Total operating expenses	12,781	12,791	12,656
Income/(loss) before taxes	2,436	3,918	1,837
Income tax expense/(benefit)	558	1,131	873
Net income/(loss)	1,878	2,787	964
Net income/(loss) attributable to noncontrolling interests	5	9	(13)
Net income/(loss) attributable to shareholders	SFr 1,873	SFr 2,778	SFr 977